Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are providing the following information regarding total compensation for our Chief Executive Officer (or “PEO”) and our other NEOs as a group as set forth in the Summary Compensation Table (or “SCT”) for fiscal years 2024, 2023 and 2022, the “compensation actually paid” to our NEOs (as determined under SEC rules) and our total shareholder return (our “TSR”) and net income (loss) for those years. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Narrative Description of Executive Compensation Program.”

Year	SCT Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average SCT Total for Non-PEO-NEOs(3)	Average Compensation Actually Paid to Non-PEO-NEOs(4)	Value of Initial Fixed $100 Investment Based on Company TSR	Net Income (Loss) ($ in thousands)
2024	$1,995,550	$3,194,573	$784,913	$1,149,066	$170	$14,741
2023	1,852,632	1,707,451	774,174	721,304	108	(24,402)
2022	2,069,041	2,582,655	844,814	992,177	128	(3,352)

____________________________

(1)
For each fiscal year included in the table, Richard W. Heo served as our PEO.
(2)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Mr. Heo, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Heo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to Mr. Heo’s total compensation for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of the applicable grants, except that the performance RSUs are valued based on actual achievement instead of target given that the respective performance periods had ended as of December 31st of each year.

PEO CAP Calculation	2024	2023	2022
SCT Total for PEO	$1,995,550	$1,852,632	$2,069,041
Less: Stock Awards Value	(356,550)	(688,000)	(886,000)
Plus: Fair Value of Current Year Awards at 12/31	323,747	1,035,303	1,102,950
Plus: Change in Fair Value of Prior Year Awards Unvested at 12/31	573,041	(181,331)	261,332
Plus: Change in Fair Value of Prior Year Awards Vesting in Current Year	658,785	(311,153)	35,332
Total CAP	3,194,573	1,707,451	2,582,655
(3)
Our NEOs (other than Mr. Heo) for each fiscal year included in the table were Westley S. Stockton and James L. Morvant. The amounts reported in this column represent the average of the total compensation reported for each named executive officer (excluding Mr. Heo) in the Summary Compensation Table in each applicable year.
(4)
The amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding Mr. Heo), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of applicable grants, except that the performance RSUs are valued based on actual achievement instead of target given that the respective performance periods had ended as of December 31st of each year.

NEO CAP Calculation	2024	2023	2022
Average SCT Total for NEOs	$784,913	$774,174	$844,814
Less: Average Stock Awards Value	(120,919)	(206,400)	(265,800)
Plus: Average Fair Value of Current Year Awards at 12/31	109,794	310,591	330,885
Plus: Average Change in Fair Value of Prior Year Awards Unvested at 12/31	171,911	(56,066)	88,667
Plus: Average Change in Fair Value of Prior Year Awards Vesting in Current Year	203,367	(100,995)	(6,389)
Total CAP	1,149,066	721,304	992,177

Relationship between Company Performance and Compensation Actually Paid

We realized an increase in our TSR and improvement to our operating results from 2023 to 2024, with net income of $14.7 million for 2024, compared to a net loss of $24.4 million for 2023. Accordingly, the CAP for Mr. Heo and average CAP for our other NEOs increased during the two-year period. A significant portion of the total compensation paid to our executives is equity-based, and accordingly, the values of outstanding equity awards for our NEOs correspond with the changes in our stock price.

We realized a decrease in our TSR and decline to our operating results from 2022 to 2023, with our net loss increasing from $3.4 million in 2022 to $24.4 million in 2023. Accordingly, the CAP for Mr. Heo and average CAP for our other NEOs decreased during the two-year period. A significant portion of the total compensation paid to our executives is equity-based, and accordingly, the values of outstanding equity awards for our NEOs corresponds with the changes in our stock price.

Named Executive Officers, Footnote	(1) For each fiscal year included in the table, Richard W. Heo served as our PEO. Our NEOs (other than Mr. Heo) for each fiscal year included in the table were Westley S. Stockton and James L. Morvant.
PEO Total Compensation Amount	$ 1,995,550	$ 1,852,632	$ 2,069,041
PEO Actually Paid Compensation Amount	$ 3,194,573	1,707,451	2,582,655
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Mr. Heo, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Heo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to Mr. Heo’s total compensation for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of the applicable grants, except that the performance RSUs are valued based on actual achievement instead of target given that the respective performance periods had ended as of December 31st of each year.

PEO CAP Calculation	2024	2023	2022
SCT Total for PEO	$1,995,550	$1,852,632	$2,069,041
Less: Stock Awards Value	(356,550)	(688,000)	(886,000)
Plus: Fair Value of Current Year Awards at 12/31	323,747	1,035,303	1,102,950
Plus: Change in Fair Value of Prior Year Awards Unvested at 12/31	573,041	(181,331)	261,332
Plus: Change in Fair Value of Prior Year Awards Vesting in Current Year	658,785	(311,153)	35,332
Total CAP	3,194,573	1,707,451	2,582,655

Non-PEO NEO Average Total Compensation Amount	$ 784,913	774,174	844,814
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,149,066	721,304	992,177
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding Mr. Heo), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table to determine the CAP values. The valuation assumptions used to calculate the equity award fair values did not materially differ from those disclosed at the time of applicable grants, except that the performance RSUs are valued based on actual achievement instead of target given that the respective performance periods had ended as of December 31st of each year.

NEO CAP Calculation	2024	2023	2022
Average SCT Total for NEOs	$784,913	$774,174	$844,814
Less: Average Stock Awards Value	(120,919)	(206,400)	(265,800)
Plus: Average Fair Value of Current Year Awards at 12/31	109,794	310,591	330,885
Plus: Average Change in Fair Value of Prior Year Awards Unvested at 12/31	171,911	(56,066)	88,667
Plus: Average Change in Fair Value of Prior Year Awards Vesting in Current Year	203,367	(100,995)	(6,389)
Total CAP	1,149,066	721,304	992,177

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Company Performance and Compensation Actually Paid

We realized an increase in our TSR and improvement to our operating results from 2023 to 2024, with net income of $14.7 million for 2024, compared to a net loss of $24.4 million for 2023. Accordingly, the CAP for Mr. Heo and average CAP for our other NEOs increased during the two-year period. A significant portion of the total compensation paid to our executives is equity-based, and accordingly, the values of outstanding equity awards for our NEOs correspond with the changes in our stock price.

We realized a decrease in our TSR and decline to our operating results from 2022 to 2023, with our net loss increasing from $3.4 million in 2022 to $24.4 million in 2023. Accordingly, the CAP for Mr. Heo and average CAP for our other NEOs decreased during the two-year period. A significant portion of the total compensation paid to our executives is equity-based, and accordingly, the values of outstanding equity awards for our NEOs corresponds with the changes in our stock price.

Total Shareholder Return Amount	$ 170	108	128
Net Income (Loss)	$ 14,741,000	$ (24,402,000)	$ (3,352,000)
PEO Name	Richard W. Heo	Richard W. Heo	Richard W. Heo
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (356,550)	$ (688,000)	$ (886,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,747	1,035,303	1,102,950
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,041	(181,331)	261,332
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	658,785	(311,153)	35,332
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,919)	(206,400)	(265,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,794	310,591	330,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,911	(56,066)	88,667
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 203,367	$ (100,995)	$ (6,389)